CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (UNAUDITED) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Continuing Operations:
REVENUE	$ 6,000		$ 6,000
COST OF GOODS SOLD	7,057		7,057
GROSS LOSS	(1,057)		(1,057)
OPERATING EXPENSES
Research and development	1,648		2,178
Marketing, advertising and promotion	424,458		438,233
Exploration costs					$ 349,597	$ 88,247
Salaries and related expenses, including stock-based compensation	97,649	$ 22,499	114,150	$ 239,990	427,568	1,674,152
Professional fees	4,736,115	$ 64,144	5,615,043	$ 94,107	303,229	388,810
Rent	1,187		1,187		40,005	40,385
Depreciation and amortization	9,195	$ 3,179	12,449	$ 6,358	1,262,629	9,120
General and administrative	202,551	106,203	253,616	193,583	389,521	721,453
Total operating expenses	5,472,803	196,025	6,436,856	534,038	2,772,549	2,922,167
OTHER (INCOME) EXPENSE
Interest expense, net	174,813	35,839	177,674	$ 35,911	5,452	$ 1,403
Interest expense, convertible notes					140,651
Fair value adjustment in derivative liabilities	26,803	88,848	60,193		$ 76,073
Loss on conversion of promissory note						$ 125,000
Exploration tax credits						$ (111,095)
Loss on extinguishment of debt/conversion of promissory note					$ 65,090
Total other (income) expense	201,616	124,687	237,867	$ 35,911	287,266	$ 15,308
Net loss before provision for income taxes	$ (5,675,476)	$ (320,712)	$ (6,675,780)	$ (569,949)	$ (3,059,815)	$ (2,937,475)
Provision for income taxes
NET LOSS FROM CONTINUING OPERATIONS	$ (5,675,476)	$ (320,712)	$ (6,675,780)	$ (569,949)	$ (3,059,815)	$ (2,937,475)
Discontinued Operations:
Gain (loss) on disposal of discontinued operations
Loss from discontinued operations		$ (161,728)	$ (20,553)	$ (508,587)
Loss from discontinued operations, net of tax		(161,728)	(20,553)	(508,587)
Net loss	$ (5,675,476)	$ (482,440)	$ (6,696,333)	$ (1,078,536)	$ (3,059,815)	$ (2,937,475)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING	315,607,057	94,749,077	275,215,740	95,051,967	96,010,164	90,057,890
NET LOSS PER SHARE	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.03)
COMPREHENSIVE OTHER INCOME
Net loss	$ (5,675,476)	$ (482,440)	$ (6,696,333)	$ (1,078,536)	$ (3,059,815)	$ (2,937,475)
Currency translation adjustment		5,548		(10,400)	(101,357)	(19,396)
Total comprehensive loss	$ (5,675,476)	$ (476,892)	$ (6,696,333)	$ (1,088,936)	$ (3,161,172)	$ (2,956,871)